Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Deposits [Abstract]
Summary of Interest Expense on Deposits
A summary of interest expense on deposits for the years ended December 31 follows:

	2024	2023	2022
	(In thousands)
Savings and interest-bearing checking	$28,047	$24,601	$6,078
Reciprocal	34,574	23,429	4,421
Time	24,135	13,766	1,902
Brokered time	5,938	13,279	1,750
Total	$92,694	$75,075	$14,151

Summary of Maturity of Time Deposits
A summary of the maturity of time deposits at December 31, 2024, follows (1):

(In thousands)
2025	$816,329
2026	22,633
2027	4,751
2028	2,198
2029	1,956
2030 and thereafter	36
Total	$847,903

(1)	Includes time deposits, brokered time deposits and reciprocal time deposits

Summary of Reciprocal Deposits	A summary of reciprocal deposits at December 31 follows:

	2024	2023
	(In thousands)
Demand	$797,181	$722,407
Money market	43	607
Time	109,807	109,006
Total	$907,031	$832,020